Distribution Date:	12/17/21	BBCMS Mortgage Trust 2020-C7
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2020-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 528-8224
Certificate Interest Reconciliation Detail	4		745 7th Avenue, 4th Floor | New York, NY 10019
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	05492VAA3	1.079000%	13,198,000.00	10,446,085.72	176,652.86	9,392.77	0.00	0.00	186,045.63	10,269,432.86	30.11%	30.00%
A-2	05492VAB1	2.021000%	115,000,000.00	115,000,000.00	0.00	193,679.17	0.00	0.00	193,679.17	115,000,000.00	30.11%	30.00%
A-3	05492VAD7	2.007000%	38,000,000.00	38,000,000.00	0.00	63,555.00	0.00	0.00	63,555.00	38,000,000.00	30.11%	30.00%
A-4	05492VAE5	1.786000%	75,000,000.00	75,000,000.00	0.00	111,625.00	0.00	0.00	111,625.00	75,000,000.00	30.11%	30.00%
A-5	05492VAF2	2.037000%	270,000,000.00	270,000,000.00	0.00	458,325.00	0.00	0.00	458,325.00	270,000,000.00	30.11%	30.00%
A-SB	05492VAC9	2.029000%	26,000,000.00	26,000,000.00	0.00	43,961.67	0.00	0.00	43,961.67	26,000,000.00	30.11%	30.00%
A-S	05492VAJ4	2.444000%	89,214,000.00	89,214,000.00	0.00	181,699.18	0.00	0.00	181,699.18	89,214,000.00	18.45%	18.38%
B	05492VAK1	3.152000%	28,778,000.00	28,778,000.00	0.00	75,590.21	0.00	0.00	75,590.21	28,778,000.00	14.68%	14.63%
C	05492VAL9	3.604313%	28,779,000.00	28,779,000.00	0.00	86,440.43	0.00	0.00	86,440.43	28,779,000.00	10.92%	10.88%
D	05492VAM7	3.604313%	33,574,000.00	33,574,000.00	0.00	100,842.66	0.00	0.00	100,842.66	33,574,000.00	6.53%	6.50%
E	05492VAQ8	2.250000%	15,349,000.00	15,349,000.00	0.00	28,779.38	0.00	0.00	28,779.38	15,349,000.00	4.52%	4.50%
F	05492VAT2	2.250000%	7,674,000.00	7,674,000.00	0.00	14,388.75	0.00	0.00	14,388.75	7,674,000.00	3.51%	3.50%
G*	05492VAW5	2.250000%	26,860,708.00	26,860,708.00	0.00	50,187.48	0.00	0.00	50,187.48	26,860,708.00	0.00%	0.00%
RRC	BCC2NSMU9	3.604313%	32,308,892.57	32,193,036.16	7,437.14	96,687.38	0.00	0.00	104,124.52	32,185,599.02	0.00%	0.00%
RRI	BM005361292	3.604313%	8,081,987.66	8,053,006.47	1,860.38	24,186.10	0.00	0.00	26,046.48	8,051,146.09	0.00%	0.00%
	9
R	05492VBM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492VBQ7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,817,588.23	804,920,836.35	185,950.38	1,539,340.18	0.00	0.00	1,725,290.56	804,734,885.97

Notional Certificates
X-A	05492VAG0	1.627226%	537,198,000.00	534,446,085.72	0.00	724,720.40	0.00	0.00	724,720.40	534,269,432.86
X-B	05492VAH8	0.987633%	117,992,000.00	117,992,000.00	0.00	97,110.66	0.00	0.00	97,110.66	117,992,000.00
X-E	05492VBC8	1.354313%	15,349,000.00	15,349,000.00	0.00	17,322.79	0.00	0.00	17,322.79	15,349,000.00
X-F	05492VBF1	1.354313%	7,674,000.00	7,674,000.00	0.00	8,660.83	0.00	0.00	8,660.83	7,674,000.00
X-G	05492VBJ3	1.354313%	26,860,708.00	26,860,708.00	0.00	30,314.83	0.00	0.00	30,314.83	26,860,708.00
Notional SubTotal			705,073,708.00	702,321,793.72	0.00	878,129.51	0.00	0.00	878,129.51	702,145,140.86

Deal Distribution Total					185,950.38	2,417,469.69	0.00	0.00	2,603,420.07

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492VAA3	791.49005304	13.38482043	0.71168132	0.00000000	0.00000000	0.00000000	0.00000000	14.09650174	778.10523261
A-2	05492VAB1	1,000.00000000	0.00000000	1.68416670	0.00000000	0.00000000	0.00000000	0.00000000	1.68416670	1,000.00000000
A-3	05492VAD7	1,000.00000000	0.00000000	1.67250000	0.00000000	0.00000000	0.00000000	0.00000000	1.67250000	1,000.00000000
A-4	05492VAE5	1,000.00000000	0.00000000	1.48833333	0.00000000	0.00000000	0.00000000	0.00000000	1.48833333	1,000.00000000
A-5	05492VAF2	1,000.00000000	0.00000000	1.69750000	0.00000000	0.00000000	0.00000000	0.00000000	1.69750000	1,000.00000000
A-SB	05492VAC9	1,000.00000000	0.00000000	1.69083346	0.00000000	0.00000000	0.00000000	0.00000000	1.69083346	1,000.00000000
A-S	05492VAJ4	1,000.00000000	0.00000000	2.03666667	0.00000000	0.00000000	0.00000000	0.00000000	2.03666667	1,000.00000000
B	05492VAK1	1,000.00000000	0.00000000	2.62666655	0.00000000	0.00000000	0.00000000	0.00000000	2.62666655	1,000.00000000
C	05492VAL9	1,000.00000000	0.00000000	3.00359394	0.00000000	0.00000000	0.00000000	0.00000000	3.00359394	1,000.00000000
D	05492VAM7	1,000.00000000	0.00000000	3.00359385	0.00000000	0.00000000	0.00000000	0.00000000	3.00359385	1,000.00000000
E	05492VAQ8	1,000.00000000	0.00000000	1.87500033	0.00000000	0.00000000	0.00000000	0.00000000	1.87500033	1,000.00000000
F	05492VAT2	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G	05492VAW5	1,000.00000000	0.00000000	1.86843474	0.00656535	0.06506307	0.00000000	0.00000000	1.86843474	1,000.00000000
RRC	BCC2NSMU9	996.41410148	0.23018864	2.99259344	0.00022966	0.00229039	0.00000000	0.00000000	3.22278208	996.18391284
RRI	BM0053612929	996.41410118	0.23018842	2.99259304	0.00023014	0.00229028	0.00000000	0.00000000	3.22278146	996.18391276
R	05492VBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492VBQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492VAG0	994.87728123	0.00000000	1.34907502	0.00000000	0.00000000	0.00000000	0.00000000	1.34907502	994.54843998
X-B	05492VAH8	1,000.00000000	0.00000000	0.82302749	0.00000000	0.00000000	0.00000000	0.00000000	0.82302749	1,000.00000000
X-E	05492VBC8	1,000.00000000	0.00000000	1.12859405	0.00000000	0.00000000	0.00000000	0.00000000	1.12859405	1,000.00000000
X-F	05492VBF1	1,000.00000000	0.00000000	1.12859395	0.00000000	0.00000000	0.00000000	0.00000000	1.12859395	1,000.00000000
X-G	05492VBJ3	1,000.00000000	0.00000000	1.12859386	0.00000000	0.00000000	0.00000000	0.00000000	1.12859386	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	9,392.77	0.00	9,392.77	0.00	0.00	0.00	9,392.77	0.00
A-2	11/01/21 - 11/30/21	30	0.00	193,679.17	0.00	193,679.17	0.00	0.00	0.00	193,679.17	0.00
A-3	11/01/21 - 11/30/21	30	0.00	63,555.00	0.00	63,555.00	0.00	0.00	0.00	63,555.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	111,625.00	0.00	111,625.00	0.00	0.00	0.00	111,625.00	0.00
A-5	11/01/21 - 11/30/21	30	0.00	458,325.00	0.00	458,325.00	0.00	0.00	0.00	458,325.00	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	43,961.67	0.00	43,961.67	0.00	0.00	0.00	43,961.67	0.00
X-A	11/01/21 - 11/30/21	30	0.00	724,720.40	0.00	724,720.40	0.00	0.00	0.00	724,720.40	0.00
X-B	11/01/21 - 11/30/21	30	0.00	97,110.66	0.00	97,110.66	0.00	0.00	0.00	97,110.66	0.00
A-S	11/01/21 - 11/30/21	30	0.00	181,699.18	0.00	181,699.18	0.00	0.00	0.00	181,699.18	0.00
B	11/01/21 - 11/30/21	30	0.00	75,590.21	0.00	75,590.21	0.00	0.00	0.00	75,590.21	0.00
C	11/01/21 - 11/30/21	30	0.00	86,440.43	0.00	86,440.43	0.00	0.00	0.00	86,440.43	0.00
X-E	11/01/21 - 11/30/21	30	0.00	17,322.79	0.00	17,322.79	0.00	0.00	0.00	17,322.79	0.00
X-F	11/01/21 - 11/30/21	30	0.00	8,660.83	0.00	8,660.83	0.00	0.00	0.00	8,660.83	0.00
X-G	11/01/21 - 11/30/21	30	0.00	30,314.83	0.00	30,314.83	0.00	0.00	0.00	30,314.83	0.00
D	11/01/21 - 11/30/21	30	0.00	100,842.66	0.00	100,842.66	0.00	0.00	0.00	100,842.66	0.00
E	11/01/21 - 11/30/21	30	0.00	28,779.38	0.00	28,779.38	0.00	0.00	0.00	28,779.38	0.00
F	11/01/21 - 11/30/21	30	0.00	14,388.75	0.00	14,388.75	0.00	0.00	0.00	14,388.75	0.00
G	11/01/21 - 11/30/21	30	1,568.35	50,363.83	0.00	50,363.83	176.35	0.00	0.00	50,187.48	1,747.64
RRC	11/01/21 - 11/30/21	30	66.38	96,694.81	0.00	96,694.81	7.42	0.00	0.00	96,687.38	74.00
RRI	11/01/21 - 11/30/21	30	16.60	24,187.96	0.00	24,187.96	1.86	0.00	0.00	24,186.10	18.51
Totals			1,651.33	2,417,655.33	0.00	2,417,655.33	185.63	0.00	0.00	2,417,469.69	1,840.15

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount	2,603,420.07
Non-VRR Interest Available Funds (1)	2,473,249.06
VRR Interest Available Funds (1)	130,171.01
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,429,461.73	Master Servicing Fee	3,670.00
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,109.12
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	335.38
ARD Interest	0.00	Operating Advisor Fee	1,193.97
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.94
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,429,461.73	Total Fees	11,806.41

Principal		Expenses/Reimbursements
Scheduled Principal	185,950.38	Reimbursement for Interest on Advances	185.63
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	185,950.38	Total Expenses/Reimbursements	185.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,417,469.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	185,950.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,603,420.07
Total Funds Collected	2,615,412.11	Total Funds Distributed	2,615,412.11

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	804,920,836.35	804,920,836.35	Beginning Certificate Balance	804,920,836.35
(-) Scheduled Principal Collections	185,950.38	185,950.38	(-) Principal Distributions	185,950.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	804,734,885.97	804,734,885.97	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	804,943,716.58	804,943,716.58	Ending Certificate Balance	804,734,885.97
Ending Actual Collateral Balance	804,734,885.95	804,734,885.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.60%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	17	52,359,478.03	6.51%	95	3.9654	2.543145	1.59 or less	13	209,776,285.81	26.07%	69	3.5917	1.088587
5,000,000 to 9,999,999	10	76,262,267.86	9.48%	93	3.9520	2.192468	1.60 to 1.69	1	5,325,167.50	0.66%	98	4.0050	1.688800
10,000,000 to 19,999,999	10	142,445,341.75	17.70%	92	3.8939	1.732293	1.70 to 1.79	2	53,294,767.55	6.62%	98	3.0237	1.733472
20,000,000 to 29,999,999	6	129,150,000.00	16.05%	87	3.5736	2.484062	1.80 to 1.89	4	63,702,140.08	7.92%	98	3.8215	1.838802
30,000,000 to 39,999,999	3	109,517,798.33	13.61%	79	3.6947	2.362419	1.90 to 1.99	3	18,985,000.00	2.36%	100	4.0224	1.953496
40,000,000 to 49,999,999	3	135,000,000.00	16.78%	99	3.6172	3.753360	2.00 to 2.49	11	150,410,525.03	18.69%	95	3.8423	2.235017
50,000,000 or greater	3	160,000,000.00	19.88%	75	3.1028	1.538425	2.50 to 2.99	6	50,126,000.00	6.23%	81	3.4840	2.651400
Totals	52	804,734,885.97	100.00%	87	3.6218	2.335567	3.00 or greater	12	253,115,000.00	31.45%	93	3.5807	3.660303
							Totals	52	804,734,885.97	100.00%	87	3.6218	2.335567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	1,169,285.83	0.15%	99	3.4540	3.803000	Wisconsin	3	7,617,862.14	0.95%	99	3.4540	3.803000
Arizona	11	31,984,088.17	3.97%	98	3.7712	2.652582	Totals	153	804,734,885.97	100.00%	87	3.6218	2.335567
Arkansas	1	6,623,630.19	0.82%	39	4.5000	2.052800
									Property Type³
California	9	279,577,798.33	34.74%	74	3.3079	1.619647
Colorado	2	18,025,248.00	2.24%	97	3.9271	2.216301		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	7	24,457,412.25	3.04%	98	3.8039	2.454826		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	2	4,999,222.03	0.62%	99	3.4540	3.803000	Industrial	16	49,499,999.97	6.15%	99	3.8140	4.243700
Hawaii	1	4,540,000.00	0.56%	98	3.6200	2.447700	Mixed Use	12	40,249,576.91	5.00%	85	3.5018	2.838266
Indiana	3	5,712,318.34	0.71%	99	3.6053	4.014764	Mobile Home Park	18	40,870,036.11	5.08%	95	4.0745	1.691741
Kansas	1	3,094,756.49	0.38%	99	3.4540	3.803000	Multi-Family	30	229,701,534.94	28.54%	65	3.5367	1.404574
Kentucky	2	6,186,344.26	0.77%	99	4.1000	2.167700	Office	15	215,838,432.10	26.82%	98	3.4631	2.297504
Michigan	17	55,748,191.23	6.93%	99	3.7039	2.301525	Retail	33	87,886,515.40	10.92%	98	3.8341	2.896956
Minnesota	2	2,107,289.25	0.26%	99	4.0310	2.941654	Self Storage	29	140,688,790.57	17.48%	96	3.7069	2.625654
Missouri	1	3,004,606.44	0.37%	99	3.8900	1.541900	Totals	153	804,734,885.97	100.00%	87	3.6218	2.335567
Nevada	3	16,756,000.00	2.08%	98	3.7199	3.065717
New Jersey	1	4,400,000.00	0.55%	99	3.9800	2.372400
New York	36	126,470,968.48	15.72%	86	3.7180	2.212351
North Carolina	10	19,527,338.57	2.43%	100	3.8047	2.231268
Ohio	1	8,500,000.00	1.06%	100	3.7000	2.130300
Oregon	1	4,510,553.93	0.56%	98	4.3200	1.520000
Pennsylvania	5	9,566,639.18	1.19%	81	3.9907	3.100640
South Carolina	18	65,200,790.78	8.10%	99	3.9006	3.670991
Texas	11	25,022,384.64	3.11%	98	3.8227	2.915898
Virginia	1	9,816,157.47	1.22%	99	3.8000	1.490100
Washington	3	60,116,000.00	7.47%	98	3.7836	2.781117

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2499% or less	4	143,700,000.00	17.86%	72	2.8887	1.671654	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.2500% to 3.7499%	15	308,427,798.33	38.33%	94	3.5813	2.935007	13 months to 24 months	52	804,734,885.97	100.00%	87	3.6218	2.335567
	3.7500% to 3.9999%	15	221,292,050.84	27.50%	85	3.8247	2.318746	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	11	108,762,302.57	13.52%	97	4.1049	1.671900	Totals	52	804,734,885.97	100.00%	87	3.6218	2.335567
	4.2500% to 4.4999%	2	9,910,553.93	1.23%	99	4.2819	1.477391
	4.5000% to 4.7499%	2	7,984,180.77	0.99%	49	4.5256	2.121218
	4.7500% or greater	3	4,657,999.53	0.58%	63	5.0609	1.614539
	Totals	52	804,734,885.97	100.00%	87	3.6218	2.335567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	80 months or less	7	159,482,629.72	19.82%	44	3.3545	1.861748	Interest Only	28	516,194,000.00	64.14%	82	3.4754	2.339139
81 months to 113 months		45	645,252,256.25	80.18%	98	3.6879	2.452678	355 months or less	24	288,540,885.97	35.86%	97	3.8838	2.329178
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	804,734,885.97	100.00%	87	3.6218	2.335567	Totals	52	804,734,885.97	100.00%	87	3.6218	2.335567
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	106,720,553.93	13.26%	77	3.6442	2.646871				None
	Totals	52	804,734,885.97	100.00%	87	3.6218	2.335567

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	323661001	MF	San Francisco	CA	30/360	2.725%	136,228.50	0.00	0.00	N/A	12/09/24	--	60,000,000.00	60,000,000.00	12/09/21
2	883101072	OF	San Francisco	CA	Actual/360	2.950%	122,895.83	0.00	0.00	N/A	02/06/30	--	50,000,000.00	50,000,000.00	12/06/21
2A	323661002				Actual/360	2.950%	24,579.17	0.00	0.00	N/A	02/06/30	--	10,000,000.00	10,000,000.00	12/06/21
3	303161374	MF	Tiburon	CA	Actual/360	3.750%	109,375.00	0.00	0.00	N/A	03/08/25	--	35,000,000.00	35,000,000.00	12/08/21
3A	303161376				Actual/360	3.750%	46,875.00	0.00	0.00	N/A	03/08/25	--	15,000,000.00	15,000,000.00	12/08/21
4	323661004	SS	Various	MI	Actual/360	3.710%	154,583.33	0.00	0.00	N/A	03/01/30	--	50,000,000.00	50,000,000.00	12/01/21
5	323661005	IN	Various	SC	Actual/360	3.814%	157,327.50	0.00	0.00	N/A	03/01/30	--	49,500,000.00	49,500,000.00	12/01/21
6	303161364	Various Various		Various	Actual/360	3.454%	129,525.00	0.00	0.00	N/A	03/01/30	--	45,000,000.00	45,000,000.00	12/01/21
7	323661007	SS	Various	Various	Actual/360	3.558%	120,082.50	0.00	0.00	N/A	02/01/30	--	40,500,000.00	40,500,000.00	12/01/21
8	323661008	Various Various		NY	Actual/360	3.480%	58,000.00	0.00	0.00	N/A	03/10/27	--	20,000,000.00	20,000,000.00	12/10/21
8A	323661108				Actual/360	3.480%	58,000.00	0.00	0.00	N/A	03/10/27	--	20,000,000.00	20,000,000.00	12/10/21
9	323661009	OF	Seattle	WA	Actual/360	3.699%	121,748.22	0.00	0.00	01/06/30	09/06/33	--	39,500,000.00	39,500,000.00	12/06/21
10	303161363	OF	Thousand Oaks	CA	Actual/360	3.635%	106,254.28	59,268.41	0.00	N/A	02/06/30	--	35,077,066.74	35,017,798.33	12/06/21
11	323661011	OF	Santa Monica	CA	Actual/360	3.150%	62,212.50	0.00	0.00	N/A	04/05/30	--	23,700,000.00	23,700,000.00	12/05/21
12	323661012	MF	Brooklyn	NY	Actual/360	3.829%	73,389.17	0.00	0.00	N/A	01/05/30	--	23,000,000.00	23,000,000.00	12/05/21
13	323661013	MU	New York	NY	Actual/360	3.486%	62,312.25	0.00	0.00	N/A	12/08/29	--	21,450,000.00	21,450,000.00	12/08/21
14	883101079	RT	San Francisco	CA	Actual/360	4.040%	70,700.00	0.00	0.00	N/A	12/06/29	--	21,000,000.00	21,000,000.00	12/06/21
15	307331206	MF	Astoria	NY	Actual/360	4.070%	56,980.00	0.00	0.00	N/A	12/06/29	--	16,800,000.00	16,800,000.00	12/06/21
16	883101071	MF	Los Angeles	CA	Actual/360	3.770%	52,151.67	0.00	0.00	N/A	02/06/30	--	16,600,000.00	16,600,000.00	12/06/21
17	303161359	OF	Englewood	CO	Actual/360	3.910%	53,436.67	0.00	0.00	N/A	01/01/30	--	16,400,000.00	16,400,000.00	12/01/21
18	323661018	MH	Various	NC	Actual/360	3.900%	49,981.56	24,623.14	0.00	N/A	04/01/30	--	15,378,941.63	15,354,318.49	12/01/21
19	303161369	MF	Bronx	NY	Actual/360	3.970%	47,011.42	0.00	0.00	N/A	04/01/30	--	14,210,000.00	14,210,000.00	12/01/21
20	28002362	MF	Seattle	WA	Actual/360	4.130%	48,183.33	0.00	0.00	N/A	03/06/30	--	14,000,000.00	14,000,000.00	12/06/21
21	307331201	RT	West Columbia	SC	Actual/360	4.180%	43,281.07	19,163.80	0.00	N/A	02/06/30	--	12,425,187.06	12,406,023.26	12/06/21
22	323661022	MH	Various	Various	Actual/360	4.100%	39,889.58	0.00	0.00	N/A	01/01/30	--	11,675,000.00	11,675,000.00	12/01/21
23	300572088	OF	Manassas	VA	Actual/360	3.800%	31,153.61	21,824.19	0.00	N/A	03/06/30	--	9,837,981.66	9,816,157.47	12/06/21
24	28002339	RT	Various	TX	Actual/360	4.200%	34,825.00	0.00	0.00	N/A	01/06/30	--	9,950,000.00	9,950,000.00	12/06/21
25	323661025	SS	Merced	CA	Actual/360	3.590%	29,168.75	0.00	0.00	N/A	02/05/30	--	9,750,000.00	9,750,000.00	12/05/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	323661026	OF	Cincinnati	OH	Actual/360	3.700%	26,208.33	0.00	0.00	N/A	04/01/30	--	8,500,000.00	8,500,000.00	12/01/21
27	323661027	SS	Phoenix	AZ	Actual/360	3.790%	24,003.33	0.00	0.00	N/A	01/01/30	--	7,600,000.00	7,600,000.00	12/01/21
28	323661028	OF	Albany	NY	Actual/360	3.880%	23,029.49	11,553.96	0.00	N/A	02/01/30	--	7,122,522.40	7,110,968.44	12/01/21
29	883101082	SS	Marion	AR	Actual/360	4.500%	24,872.65	9,075.27	0.00	N/A	03/06/25	--	6,632,705.46	6,623,630.19	12/06/21
30	307331210	MF	Elizabethtown	KY	Actual/360	4.100%	21,169.59	9,634.31	0.00	N/A	03/06/30	--	6,195,978.57	6,186,344.26	12/06/21
31	28002328	MH	Sanford	FL	Actual/360	4.005%	17,801.02	8,472.68	0.00	N/A	02/06/30	--	5,333,640.18	5,325,167.50	12/06/21
32	323661032	OF	Various	FL	Actual/360	4.250%	19,125.00	0.00	0.00	N/A	03/01/30	--	5,400,000.00	5,400,000.00	12/01/21
33	28002353	SS	Hubbard	OR	Actual/360	4.320%	16,262.49	6,803.67	0.00	N/A	02/06/30	--	4,517,357.60	4,510,553.93	12/06/21
34	323661034	SS	Honolulu	HI	Actual/360	3.620%	13,695.67	0.00	0.00	N/A	02/01/30	--	4,540,000.00	4,540,000.00	12/01/21
35	323661035	MU	Carmel	IN	Actual/360	3.650%	13,413.75	0.00	0.00	N/A	03/01/30	--	4,410,000.00	4,410,000.00	12/01/21
36	323661036	SS	Pennington	NJ	Actual/360	3.980%	14,593.33	0.00	0.00	N/A	03/01/30	--	4,400,000.00	4,400,000.00	12/01/21
37	323661037	OF	Las Vegas	NV	Actual/360	4.200%	14,787.50	0.00	0.00	N/A	01/01/30	--	4,225,000.00	4,225,000.00	12/01/21
38	323661038	RT	New York	NY	Actual/360	4.050%	13,162.50	0.00	0.00	N/A	02/01/30	--	3,900,000.00	3,900,000.00	12/01/21
39	323661039	SS	Apache Junction	AZ	Actual/360	3.400%	10,426.67	0.00	0.00	N/A	02/01/30	--	3,680,000.00	3,680,000.00	12/01/21
40	307331204	MF	Moncks Corner	SC	Actual/360	4.150%	11,412.10	5,115.41	0.00	N/A	02/06/30	--	3,299,882.96	3,294,767.55	12/06/21
41	323661041	SS	Tucson	AZ	Actual/360	3.400%	8,995.83	0.00	0.00	N/A	02/01/30	--	3,175,000.00	3,175,000.00	12/01/21
42	323661042	SS	Festus	MO	Actual/360	3.890%	9,755.65	4,848.31	0.00	N/A	03/01/30	--	3,009,454.75	3,004,606.44	12/01/21
43	323661043	MH	Middletown	PA	Actual/360	5.250%	12,524.00	3,627.96	0.00	N/A	04/01/25	--	2,862,627.49	2,858,999.53	12/01/21
44	323661044	SS	Phoenix	AZ	Actual/360	3.400%	8,230.83	0.00	0.00	N/A	02/01/30	--	2,905,000.00	2,905,000.00	12/01/21
45	323661045	MH	Houston	TX	Actual/360	3.750%	7,143.75	0.00	0.00	N/A	03/01/30	--	2,286,000.00	2,286,000.00	12/01/21
46	323661046	MH	Katy	TX	Actual/360	3.750%	6,281.25	0.00	0.00	N/A	03/01/30	--	2,010,000.00	2,010,000.00	12/01/21
47	307331205	MH	Tucson	AZ	Actual/360	4.650%	5,279.65	1,939.27	0.00	N/A	02/06/30	--	1,362,489.85	1,360,550.58	12/06/21
48	300572087	RT	Becker	MN	Actual/360	4.770%	3,672.90	0.00	0.00	03/06/30	09/06/34	--	924,000.00	924,000.00	12/06/21
49	28002365	RT	Kincheloe	MI	Actual/360	4.750%	3,463.54	0.00	0.00	03/06/30	09/06/34	--	875,000.00	875,000.00	12/06/21
Totals							2,429,461.73	185,950.38	0.00				804,920,836.35	804,734,885.97
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	42,613,307.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	41,275,970.76	27,425,072.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,227,557.67	5,874,264.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,540,368.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,911,700.10	9,264,897.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,211,368.84	4,682,929.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,604,575.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	25,879,228.00	12,958,534.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,257,005.00	2,955,987.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,435,213.18	1,468,626.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	51,399,838.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,160,998.00	3,236,344.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,692,140.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	824,716.68	85,777.27	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,450,168.00	1,289,850.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,635,144.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	514,040.00	96,631.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	16,299.26	0.00
21	1,374,253.47	1,198,034.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	542,390.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,322,935.10	830,989.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,035,972.48	764,378.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	996,350.29	851,373.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	629.28	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	859,605.31	402,925.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	811,662.00	499,954.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	818,040.27	793,687.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	732,731.64	579,796.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	443,105.00	623,473.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	513,411.64	407,750.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	378,817.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	404,067.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	598,406.00	364,174.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	333,782.30	212,234.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	504,733.95	291,871.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	212,650.29	158,074.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	364,720.87	211,435.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	314,937.88	274,311.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	332,922.41	214,052.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	278,952.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	294,371.67	145,889.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	304,161.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	249,549.92	131,079.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	207,694.00	108,546.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	214,555.03	162,194.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	83,290.02	41,645.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	12,909.67	0.00
49	81,913.59	40,956.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	225,551,186.37	80,339,883.90				0.00	0.00	0.00	0.00	29,838.21	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621842%	3.604241%	87
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621914%	3.604313%	88
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.621980%	3.604379%	89
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622051%	3.604450%	90
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622116%	3.604515%	91
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622181%	3.604580%	92
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622251%	3.604651%	93
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622316%	3.604716%	94
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622385%	3.604785%	95
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622449%	3.604850%	96
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622518%	3.604919%	97
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.622573%	3.604974%	98
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		60,000,000	60,000,000		0	0
37 - 48 Months		59,482,630	59,482,630		0	0
49 - 60 Months		0	0		0	0
> 60 Months		685,252,256	685,252,256		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	804,734,886	804,734,886	0	0	0	0
Nov-21	804,920,836	804,920,836	0	0	0	0
Oct-21	805,093,776	805,093,776	0	0	0	0
Sep-21	805,278,555	805,278,555	0	0	0	0
Aug-21	805,450,288	805,450,288	0	0	0	0
Jul-21	805,621,442	805,621,442	0	0	0	0
Jun-21	805,804,499	805,804,499	0	0	0	0
May-21	805,974,458	805,974,458	0	0	0	0
Apr-21	806,156,363	806,156,363	0	0	0	0
Mar-21	806,325,136	806,325,136	0	0	0	0
Feb-21	806,520,554	806,520,554	0	0	0	0
Jan-21	806,680,149	806,680,149	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	185.63	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	185.63	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			185.63

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27